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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                   May 4, 2000

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

          Re:  ML of New York Variable Life Separate Account II
          (File No. 33-51794)
          -----------------------------------------------------

Commissioners:

On behalf of ML Life Insurance Company of New York (the "Company") and ML of New York Variable Life Separate Account II (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 2000 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

                           Sincerely,

                           /s/ KIMBERLY J. SMITH

                           Kimberly J. Smith

cc:      Edward W. Diffin, Jr., Esq.
         Mary E. Thornton, Esq.